Consolidated Statements of Comprehensive Income (Loss) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Unrealized holding gains (losses) on debt securities available-for-sale, income taxes	$ 824	$ (2,155)
Reclassification adjustment for losses on available-for- sale securities included in net income, income taxes	$ 84	$ 0